Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Summary of Significant Accounting Policies (Details) [Line Items]
Fixed interest rate	8.00%
Carrying amount				$ 77
Impairment of long-lived assets			$ 233
VAT and surcharges	121	90	77
Contract liabilities	$ 72	$ 39
Income tax, description	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
ROU assets	$ 2,184
Lease liability	$ 1,275
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	2 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Kayser Myanmar [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment losses	$ 77		$ 77